UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:		811-06477

Exact name of registrant as specified in charter:		SM&R INVESTMENTS, INC.

Address or principal executive offices:		2450 South Shore Blvd., Suite 400, League City, TX 77573

Name and address of agent for service:		Securities Management and Research, Inc.
		P.O. Box 58969, Houston, TX 77258-8969

Registrant's telephone number, including area code:		1-800-231-4639

Date of fiscal year end:		8/31

Date of reporting period:		11/30/2008

Item 1. Schedule of Investments

SM&R GROWTH FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2008			(Unaudited)

COMMON STOCKS				Shares		Value

CONSUMER DISCRETIONARY --
HOUSEHOLD DURABLES --		1.57%
Newell Rubbermaid Inc.				23,200		$ 285,360
Stanley Works (The)				20,000		625,400
						910,760
HOTELS, RESTAURANTS & LEISURE --		0.28%
Starwood Hotels & Resorts Worldwide, Inc.				9,650		160,672

MEDIA --		1.02%
Walt Disney Co. (The)				26,150		588,375

MULTILINE RETAIL --		0.59%
J.C. Penney Co., Inc.				10,700		201,695
Target Corp.				4,000		140,520
						342,215
SPECIALTY RETAIL --		2.06%
Bed Bath & Beyond Inc. *				8,000		166,400
Best Buy Co., Inc.				17,000		358,360
Home Depot, Inc. (The)				13,000		306,150
Limited Brands, Inc.				9,000		80,010
Lowe's Companies, Inc.				13,400		284,884
						1,195,804

			TOTAL CONSUMER DISCRETIONARY --	5.52%		3,197,826

CONSUMER STAPLES --
BEVERAGES --		3.68%
Coca-Cola Co. (The)				24,000		1,089,120
PepsiCo, Inc.				19,000		1,043,670
						2,132,790
FOOD & STAPLES RETAILING --		2.12%
CVS Caremark Corp.				20,000		558,200
SUPERVALU, INC.				9,350		105,655
Wal-Mart Stores, Inc.				10,000		566,900
						1,230,755
HOUSEHOLD PRODUCTS --		2.83%
Procter & Gamble Co. (The)				26,000		1,642,160

TOBACCO --
Philip Morris International Inc.		0.65%		8,875		377,188

			TOTAL CONSUMER STAPLES --	9.28%		5,382,893

ENERGY --
ENERGY EQUIPMENT & SERVICES --		3.40%
Baker Hughes Inc.				14,000		488,740
Oceaneering International, Inc. *				7,400		191,142
Schlumberger Ltd.				17,000		852,380
Transocean Inc. *				3,000		201,000
Weatherford International Ltd. *				18,800		240,452
						1,973,714

OIL, GAS & CONSUMABLE FUELS --		11.78%
Anadarko Petroleum Corp.				10,600		436,084
BP PLC ADR				11,700		565,929
Chevron Corp.				16,422		1,312,610
Exxon Mobil Corp.				45,000		3,640,050
Noble Corp.				13,000		350,740
Royal Dutch Shell PLC, ADR				10,000		525,500
						6,830,913

			TOTAL ENERGY --	15.18%		8,804,627

FINANCIALS --
COMMERCIAL BANKS --		4.10%
Bank of America Corp.				15,000		231,450
PNC Financial Services Group, Inc.				18,000		943,380
U.S. Bancorp				20,000		529,200
Wachovia Corp.				42,600		240,690
Washington Mutual, Inc.				13,400		623
Wells Fargo & Co.				15,000		429,750
						2,375,093
DIVERSIFIED FINANCIAL SERVICES --		4.23%
American Express Co.				5,000		111,500
Charles Schwab Corp. (The)				29,400		532,140
Citigroup Inc.				38,550		271,777
Discover Financial Services				7,500		76,575
FHLMC Gtd. Mtg. Certificate				10,250		8,098
Goldman Sachs Group, Inc. (The)				4,000		306,000
JPMorgan Chase & Co.				14,768		452,196
Merrill Lynch & Co., Inc.				5,000		61,050
Morgan Stanley				15,000		217,500
National Financial Partners Corp.				6,250		11,125
Principal Financial Group, Inc.				9,000		122,130
State Street Corp.				7,000		284,550
						2,454,641
INSURANCE --		1.90%
Allstate Corp. (The)				6,300		151,326
American International Group, Inc.				14,000		27,300
Aspen Insurance Holdings Ltd.				10,350		191,786
Brown & Brown, Inc.				12,400		246,140
Hartford Financial Services Group, Inc. (The)				8,400		63,924
Prudential Financial, Inc.				8,500		171,870
RenaissanceRe Holdings Ltd.				5,400		248,022
						1,100,368

			TOTAL FINANCIALS --	10.23%		5,930,102

HEALTH CARE --
BIOTECHNOLOGY --		7.41%
Amgen Inc. *				6,000		335,400
Celgene Corp. *				18,400		974,832
Genetech, Inc. *				8,900		670,170
Genzyme Corp. *				12,000		776,520
Gilead Sciences, Inc. *				24,000		1,081,200
Given Imaging Ltd. *				36,900		321,030
PDL BioPharma Inc.				14,600		136,802
						4,295,954
HEALTH EQUIPMENT & SUPPLIES --		1.33%
Advanced Medical Optics, Inc. *				5,500		31,350
Covidien Ltd.				4,650		172,096
Hologic, Inc. *				18,000		262,980
Varian Medical Systems, Inc. *				7,600		303,164
						769,590
HEALTH CARE PROVIDERS & SERVICES --		0.78%
DaVita, Inc. *				5,025		244,567
UnitedHealth Group Inc.				10,000		209,800
						454,367
PHARMACEUTICALS --		6.37%
Abbott Laboratories				13,900		714,043
Endo Pharmaceuticals Holdings Inc. *				11,450		242,053
Eli Lilly & Co.				41,200		1,354,244
Merck & Co. Inc.				38,000		999,780
Wyeth				11,000		384,230
						3,694,350

			TOTAL HEALTH CARE --	15.89%		9,214,261

INDUSTRIALS --
AEROSPACE & DEFENSE --		4.76%
Boeing Co. (The)				10,000		412,800
Goodrich Corp.				20,000		649,600
Honeywell International Inc.				14,500		392,515
Northrop Grumman Corp.				4,000		161,080
Rockwell Collins, Inc.				13,000		430,820
United Technologies Corp.				15,000		715,950
						2,762,765
AIR FREIGHT & LOGISTICS --		1.69%
FedEx Corp.				4,700		325,381
United Parcel Service, Inc. (Class B)				11,400		654,246
						979,627
CONSTRUCTION & ENGINEERING --		0.23%
Cemex SAB de C.V. ADR *				20,000		132,000

ELECTRICAL EQUIPMENT --		0.13%
Tyco Electronics Ltd.				4,650		74,121

INDUSTRIAL CONGLOMERATES --		3.65%
3M Co.				10,000		659,100
General Electric Co.				84,225		1,363,603
Tyco International Ltd.				4,650		97,696
						2,120,399
MACHINERY --		2.61%
Barnes Group Inc.				9,600		115,968
Caterpillar Inc.				7,500		294,975
Danaher Corp.				20,400		1,100,988
						1,511,931

			TOTAL INDUSTRIALS --	13.07%		7,580,843
INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --		5.39%
Arris Group Inc. *				23,000		161,230
Cisco Systems, Inc. *				84,500		1,384,955
Harris Corp.				13,100		450,640
Motorola, Inc.				30,900		128,235
Nokia ADR				34,100		498,542
QUALCOMM Inc.				15,000		501,750
						3,125,352
COMPUTERS & PERIPHERALS --		4.33%
Apple Inc.*				6,475		615,125
EMC Corp. *				30,800		323,400
Hewlett-Packard Co.				20,500		721,805
International Business Machines Corp.				10,400		849,368
						2,509,698
ELECTRONIC EQUIPMENT & INSTRUMENTS --		0.69%
Agilent Technologies, Inc. *				9,300		173,817
Thermo Fisher Scientific, Inc. *				6,625		229,424
						403,241
INTERNET SOFTWARE & SERVICES --		0.54%
Akamai Technologies, Inc. *				9,100		109,382
Research in Motion Ltd. *				4,500		201,150
						310,532
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		3.03%
Analog Devices, Inc.				15,600		276,900
Intel Corp.				50,000		698,500
KLA-Tencor Corp.				11,600		221,792
Linear Technology Corp.				15,200		311,296
Marvell Technology Group Ltd. *				14,500		84,100
Maxim Integrated Products, Inc.				13,600		167,280
						1,759,868
SOFTWARE --		4.57%
Amdocs Ltd. *				6,675		124,689
Intuit Inc. *				24,800		555,768
Microsoft Corp.				44,400		909,756
Oracle Corp. *				65,700		1,060,398
						2,650,611

			TOTAL INFORMATION TECHNOLOGY --	18.55%		10,759,302
MATERIALS --
CHEMICALS --		2.04%
Airgas, Inc.				4,750		166,820
Dow Chemical Co. (The)				12,000		227,040
PPG Industries, Inc.				18,000		790,020
						1,183,880

CONTAINERS & PACKAGING --		0.66%
Sealed Air Corp.				25,000		383,250

			TOTAL MATERIALS --	2.70%		1,567,130

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --		3.09%
AT&T Inc.				27,000		766,530
FairPoint Communications, Inc.				618		1,928
Sprint Nextel Corp.				34,007		85,018
Verizon Communications Inc.				28,800		937,152
						1,790,628

WIRELESS TELECOMMUNICATION SERVICES --		0.52%
American Tower Corp. *				5,350		145,413
Rogers Communications, Inc.				5,600		156,744
						302,157

			TOTAL TELECOMMUNICATION SERVICES --	3.61%		2,092,785

UTILITIES --
ELECTRIC UTILITIES --		2.34%
Ameren Corp.				9,000		310,500
Dominion Resources, Inc. / VA				10,000		363,500
Exelon Corp.				5,000		275,150
FPL Group, Inc.				4,000		193,840
Wisconsin Energy Corp.				5,000		213,750
						1,356,740
GAS UTILITIES --		0.97%
El Paso Corp.				45,800		336,630
Sempra Energy				5,000		225,200
						561,830

			TOTAL UTILITIES --	3.31%		1,918,570

			TOTAL COMMON STOCK --	97.34%
				(Cost $76,830,914)		56,448,339

MONEY MARKET FUND		0.05%
SM&R Money Market Fund, 0.91% (a)				28,225		28,225

			TOTAL MONEY MARKET FUND --	0.05%
				(Cost $28,225)		28,225

COMMERCIAL PAPER				Face
				Amount
FINANCIALS --
METALS & MINING		2.24%
Alcoa Inc., 5.65%, 12/01/08				$ 1,300,000		1,299,184

		TOTAL METALS & MINING --		2.24%		1,299,184

			TOTAL COMMERCIAL PAPER --	2.24%
				(Cost $1,299,184)		1,299,184

			TOTAL INVESTMENTS --	99.63%
				(Cost $78,158,323)		57,775,748

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.37%		215,394

			NET ASSETS --	100.00%		$ 57,991,142

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 26, 2008. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Growth Fund are affiliated by having the same investment adviser.

See notes to quarterly schedule of portfolio holdings.

SM&R EQUITY INCOME FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2008			(Unaudited)

COMMON STOCKS				Shares		Value

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --		1.57%
McDonald's Corp.				11,000		$ 636,900
Starwood Hotels & Resorts Worldwide, Inc.				14,600		243,090
						879,990
HOUSEHOLD DURABLES --		1.75%
Newell Rubbermaid Inc.				20,000		246,000
Stanley Works (The)				16,000		500,320
Tupperware Brands Corp.				12,000		231,120
						977,440
LEISURE EQUIPMENT & PRODUCTS --		0.16%
Eastman Kodak Co.				12,000		92,520

MEDIA --		0.51%
CBS Corp. (Class B)				17,900		117,245
Walt Disney Co. (The)				7,525		169,313
						286,558
MULTILINE RETAIL --		0.61%
J.C. Penney Co., Inc				11,500		216,775
Target Corp.				3,500		122,955
						339,730
SPECIALTY RETAIL --		1.18%
Limited Brands, Inc.				40,000		355,600
TJX Companies, Inc. (The)				13,300		301,910
						657,510

			TOTAL CONSUMER DISCRETIONARY --	5.78%		3,233,748

CONSUMER STAPLES --
BEVERAGES --		2.62%
Coca-Cola Co. (The)				16,000		726,080
PepsiCo, Inc.				13,500		741,555
						1,467,635
FOOD PRODUCTS --		3.92%
Bunge Limited				3,000		120,900
ConAgra Foods, Inc.				34,000		482,800
H.J. Heinz Co.				14,000		534,800
Kraft Foods Inc. (Class A)				4,844		130,643
McCormick & Co., Inc. (b)				17,000		505,240
Sensient Technologies Corp.				17,500		419,825
						2,194,208
FOOD & STAPLES RETAILING --		2.04%
SUPERVALU, INC.				13,000		146,900
Wal-Mart Stores, Inc.				17,500		992,075
						1,138,975
HOUSEHOLD PRODUCTS --		3.71%
Kimberly-Clark Corp.				11,000		619,630
Procter & Gamble Co. (The)				23,000		1,452,680
						2,072,310
PERSONAL PRODUCTS --		1.88%
Alberto-Culver Co.				10,575		222,392
Avon Products, Inc.				13,000		275,340
Colgate-Palmolive Co.				8,675		550,776
						1,048,508
TOBACCO --		0.64%
Philip Morris International Inc.				8,375		355,938

			TOTAL CONSUMER STAPLES --	14.81%		8,277,574

ENERGY --
ENERGY EQUIPMENT & SERVICES --		1.83%
Boardwalk Pipeline Partners, LP				15,000		298,200
Schlumberger Ltd.				9,500		476,330
Weatherford International Ltd. *				19,500		249,405
						1,023,935

OIL, GAS & CONSUMABLE FUELS --		12.47%
Anadarko Petroleum Corp.				12,000		493,680
BP PLC ADR				15,000		725,550
Chevron Corp.				13,101		1,047,163
Enterprise Products Partners L.P.				10,700		220,527
Exxon Mobil Corp.				37,000		2,992,930
Natural Resource Partners L.P.				10,500		176,400
Plains All American Pipeline, L.P.				8,000		262,800
Royal Dutch Shell PLC, ADR				14,000		735,700
Spectra Energy Corp.				19,300		316,713
						6,971,463

			TOTAL ENERGY --	14.30%		7,995,398

FINANCIALS --
COMMERCIAL BANKS --		6.63%
Bank of America Corp.				47,000		725,210
Comerica Inc.				18,000		383,040
Fifth Third Bancorp				24,000		222,720
KeyCorp				17,100		154,071
National City Corp.				31,100		62,511
PNC Financial Services Group, Inc.				12,000		628,920
Regions Financial Corp.				17,782		177,820
TrustCo Bank Corp NY				5,000		54,850
U.S. Bancorp				23,000		608,580
Wells Fargo & Co.				24,000		687,600
						3,705,322
DIVERSIFIED FINANCIAL SERVICES --		5.70%
Allied Capital Corp.				18,000		38,340
Charles Schwab Corp. (The)				29,500		533,950
Citigroup Inc.				68,400		482,220
JPMorgan Chase & Co.				30,000		918,600
Morgan Stanley				13,250		192,125
New York Community Bancorp, Inc.				20,000		257,600
Principal Financial Group, Inc.				17,050		231,368
State Street Corp.				6,400		260,160
Weingarten Realty Investors				19,000		270,560
						3,184,923
INSURANCE --		3.75%
Allstate Corp. (The)				8,000		192,160
Aspen Insurance Holdings Ltd.				20,825		385,887
Hartford Financial Services Group, Inc. (The)				5,950		45,280
Prudential Financial, Inc.				12,225		247,189
RenaissanceRe Holdings Ltd.				9,000		413,370
Travelers Companies, Inc. (The)				19,000		812,820
						2,096,706
REAL ESTATE INVESTMENT TRUSTS --		3.57%
AvalonBay Communities, Inc.				3,200		197,152
Boston Properties, Inc.				3,700		203,278
BRE Properties, Inc.				8,600		248,110
Duke Realty Corp.				12,000		97,920
HCP, Inc.				7,000		150,850
Health Care REIT, Inc.				4,500		177,120
Hospitality Properties Trust				11,400		134,976
Liberty Property Trust				11,300		210,745
Mack-Cali Realty Corp.				12,000		228,000
National Retail Properties Inc.				9,000		123,660
ProLogis				6,000		22,140
Simon Property Group, Inc,				4,000		203,800
						1,997,751

			TOTAL FINANCIALS --	19.65%		10,984,702

HEALTH CARE --
BIOTECHNOLOGY --		0.91%
Genzyme Corp. *				4,000		258,840
Gilead Sciences, Inc. *				5,500		247,775
						506,615
HEALTH CARE PROVIDERS & SERVICES --		0.35%
DaVita, Inc. *				4,000		194,680

HEALTH EQUIPMENT & SUPPLIES --		0.30%
Advanced Medical Optics, Inc. *				5,475		31,208
Covidien Ltd.				3,750		138,787
						169,995
PHARMACEUTICALS --		10.19%
Abbott Laboratories				12,000		616,440
Eli Lilly & Co.				20,350		668,904
Johnson & Johnson				29,000		1,689,830
Merck & Co. Inc.				23,000		605,130
Pfizer Inc.				85,580		1,375,271
Wyeth				21,325		744,882
						5,700,457

			TOTAL HEALTH CARE --	11.75%		6,571,747

INDUSTRIALS --
AIR FREIGHT & LOGISTICS --		0.79%
United Parcel Services, Inc. (Class B)				7,700		441,903

AEROSPACE & DEFENSE --		1.88%
Boeing Co. (The)				6,500		268,320
Northrop Grumman Corp.				4,000		161,080
United Technologies Corp.				13,000		620,490
						1,049,890
COMMERCIAL SERVICES & SUPPLIES --		0.49%
Deluxe Corp.				8,000		82,800
Sovran Self Storage, Inc.				7,000		190,400
						273,200
ELECTRICAL EQUIPMENT --		0.11%
Tyco Electronics Ltd.				3,750		59,775

INDUSTRIAL CONGLOMERATES --		3.85%
3M Co.				10,200		672,282
General Electric Co.				86,500		1,400,435
Tyco International Ltd.				3,750		78,788
						2,151,505
MACHINERY --		0.22%
Barnes Group Inc.				10,500		126,840

ROAD & RAIL --		0.47%
Burlington Northern Santa Fe Corp.				3,500		265,615

TRANSPORTATION --		0.24%
Seaspan Corp.				20,500		134,070

			TOTAL INDUSTRIALS --	8.05%		4,502,798

INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT --		1.48%
Harris Corp.				12,750		438,600
Motorola, Inc.				25,000		103,750
Nokia ADR				8,000		116,960
QUALCOMM Inc.				5,075		169,759
						829,069
COMPUTERS & PERIPHERALS --		1.42%
Diebold, Inc.				8,250		223,162
International Business Machines Corp.				7,000		571,690
						794,852
INTERNET SOFTWARE & SERVICES --		0.03%
StarTek, Inc. *				6,000		13,860

OFFICE ELECTRONICS --		0.34%
Pitney Bowes Inc.				7,925		189,011

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		1.44%
Intel Corp.				43,100		602,107
Linear Technology Corp.				1,000		204,800
						806,907
SOFTWARE --		1.58%
Microsoft Corp.				43,000		881,070

			TOTAL INFORMATION TECHNOLOGY---	6.29%		3,514,769

MATERIALS --
CHEMICALS --		1.58%
Dow Chemical Co. (The)				17,000		321,640
E. I. du Pont de Nemours and Co.				10,000		246,300
PPG Industries, Inc.				7,200		316,008
						883,948
METALS & MINING --		0.51%
Alcoa Inc.				15,000		157,200
Freeport-McMoran Copper *				5,000		126,650
						283,850
PAPER & FOREST PRODUCTS --		0.61%
International Paper Co.				9,700		121,929
Potlatch Corp.				8,000		219,520
						341,449

			TOTAL MATERIALS --	2.70%		1,509,247

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --		6.37%
AT&T Inc.				49,950		1,418,080
FairPoint Communications, Inc.				55,197		172,215
Frontier Communications Corp.				50,000		424,500
Verizon Communications Inc.				37,000		1,203,980
Windstream Corp.				39,000		342,420
						3,561,195
WIRELESS TELECOMMUNICATION SERVICES --		0.27%
Rogers Communications, Inc.				5,425		151,846

			TOTAL TELECOMMUNICATION SERVICES --	6.64%		3,713,041

UTILITIES --
ELECTRIC UTILITIES --		7.12%
Ameren Corp.				10,900		376,050
Consolidated Edison, Inc.				13,000		515,840
DTE Energy Co.				16,000		581,760
Duke Energy Corp.				34,000		514,760
FPL Group Inc.				4,550		220,493
Integrys Energy Group, Inc.				7,500		318,750
Pinnacle West Capital Corp.				13,000		383,240
Progress Energy, Inc.				9,000		343,980
Southern Co.				10,000		361,100
Xcel Energy, Inc.				20,000		366,600
						3,982,573
GAS UTILITIES --		1.08%
Nicor Inc.				27,000		319,410
NiSource Inc.				7,000		280,700
						600,110

			TOTAL UTILITIES --	8.20%		4,582,683

			TOTAL COMMON STOCK --	98.17%
				(Cost $72,022,593)		54,885,707

MONEY MARKET FUND
SM&R Money Market Fund,0.91% (a)				639		639

			TOTAL MONEY MARKET FUND --	0.00%
				(Cost $639)		639

COMMERCIAL PAPER
				Face
CONSUMER DISCRETIONARY --				Amount
DIVERSIFIED FINANCIALS --		1.36%
Textron Financial Corp., 5.50%, 12/01/08				$ 760,000		759,535

			TOTAL DIVERSIFIED FINANCIALS --	1.36%		759,535

			TOTAL COMMERCIAL PAPER --	1.36%
				(Cost $759,535)		759,535

			TOTAL INVESTMENTS --	99.53%
				(Cost $72,782,767)		55,645,881

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.47%		264,664

			NET ASSETS --	100.00%		$ 55,910,545

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Note to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 26 2008. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Equity Income Fund are affiliated by having the same investment adviser.

(b) Non-voting shares

See notes to quarterly schedule of portfolio holdings.

SM&R BALANCED FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2008			(Unaudited)

COMMON STOCKS				Shares		Value

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --		1.17%
Host Hotels & Resorts Inc.				2,265		$ 17,168
McDonald's Corp.				2,500		144,750
Starwood Hotels & Resorts Worldwide, Inc.				3,000		49,950
Wyndham Worldwide Corp.				1,020		4,927
						216,795
HOUSEHOLD DURABLES --		0.83%
Newell Rubbermaid Inc.				3,800		46,740
Stanley Works (The)				3,400		106,318
						153,058
LEISURE EQUIPMENT & PRODUCTS --		0.10%
Eastman Kodak Co.				2,450		18,890

MEDIA --		0.97%
CBS Corp. (Class B)				2,000		13,100
Viacom Inc. (Class B) *				2,000		30,040
Walt Disney Co. (The)				6,000		135,000
						178,140
MULTILINE RETAIL --		1.05%
J.C. Penney Co., Inc.				2,525		47,596
Target Corp.				4,150		145,789
						193,385
SPECIALTY RETAIL --		1.77%
Best Buy Co., Inc.				3,000		63,240
Limited Brands, Inc.				7,600		67,564
Lowe's Companies, Inc.				5,800		123,308
TJX Companies, Inc. (The)				3,200		72,640
						326,752

			TOTAL CONSUMER DISCRETIONARY --	5.89%		1,087,020

CONSUMER STAPLES --
BEVERAGES --		1.85%
Coca-Cola Co. (The)				3,500		158,830
International Flavors & Fragrances Inc.				900		27,441
PepsiCo, Inc.				2,800		153,804
						340,075
FOOD PRODUCTS --		1.52%
Bunge Limited				800		32,240
H.J. Heinz Co.				2,600		99,320
McCormick & Co., Inc. (c)				2,000		59,440
Sensient Technologies Corp.				3,700		88,763
						279,763
FOOD & STAPLES RETAILING --		1.90%
CVS Caremark Corp.				3,000		83,730
SUPERVALU, INC.				3,475		39,268
Wal-Mart Stores, Inc.				4,000		226,760
						349,758
HOUSEHOLD PRODUCTS --		2.28%
Kimberly-Clark Corp.				2,200		123,926
Procter & Gamble Co. (The)				4,700		296,852
						420,778
PERSONAL PRODUCTS --		1.06%
Alberto-Culver Co.				1,800		37,854
Avon Products, Inc.				3,050		64,599
Colgate-Palmolive Co.				1,475		93,648
						196,101
TOBACCO --		0.47%
Philip Morris International Inc.				2,050		87,125

			TOTAL CONSUMER STAPLES --	9.08%		1,673,600

ENERGY --
ENERGY EQUIPMENT & SERVICES --		1.50%
Oceaneering International, Inc. *				1,500		38,745
Schlumberger Ltd.				2,200		110,308
Transocean Ltd. *				900		60,300
Weatherford International Ltd. *				5,200		66,508
						275,861

OIL, GAS & CONSUMABLE FUELS --		8.07%
Anadarko Petroleum Corp.				4,000		164,560
BP PLC ADR				3,500		169,295
Chevron Corp.				3,051		243,866
Exxon Mobil Corp.				9,000		728,010
Royal Dutch Shell PLC				3,000		157,650
Spectra Energy Corp.				1,500		24,615
						1,487,996

			TOTAL ENERGY --	9.57%		1,763,857

FINANCIALS --
COMMERCIAL BANKS --		3.14%
Bank of America Corp.				10,000		154,300
PNC Financial Services Group, Inc.				3,000		157,230
U.S. Bancorp				5,000		132,300
Wachovia Corp.				3,600		20,340
Wells Fargo & Co.				4,000		114,600
						578,770
DIVERSIFIED FINANCIAL SERVICES --		3.69%
Allied Capital Corp.				3,400		7,242
Charles Schwab Corp. (The)				5,600		101,360
Citigroup Inc.				14,500		102,225
Discover Financial Services				3,000		30,630
FHLMC Gtd. Mtg. Certificate				2,075		1,639
Goldman Sachs Group, Inc. (The)				700		53,550
JPMorgan Chase & Co.				6,500		199,030
Morgan Stanley				5,000		72,500
Principal Financial Group, Inc.				3,850		52,245
State Street Corp.				1,500		60,975
						681,396
INSURANCE --		2.55%
Allstate Corp. (The)				2,300		55,246
American International Group, Inc.				4,700		9,165
Aspen Insurance Holdings Ltd.				4,125		76,436
Genworth Financial Inc. (Class A)				6,200		8,928
Hartford Financial Services Group, Inc. (The)				1,375		10,464
Prudential Financial, Inc.				3,000		60,660
RenaissanceRe Holdings Ltd.				1,700		78,081
Travelers Companies, Inc. (The)				4,000		171,120
						470,100

			TOTAL FINANCIALS --	9.38%		1,730,266

HEALTH CARE --
BIOTECHNOLOGY --		1.86%
Amgen Inc. *				1,300		72,670
Genentech, Inc. *				1,925		144,952
Genzyme Corp. *				875		56,621
Gilead Sciences, Inc. *				1,500		67,575
						341,818
HEALTH CARE PROVIDERS & SERVICES --		0.92%
DaVita, Inc. *				925		45,020
Patterson Companies Inc. *				1,500		28,200
UnitedHealth Group Inc.				2,050		43,009
WellPoint Inc. *				1,550		53,661
						169,890
HEALTH EQUIPMENT & SUPPLIES --		1.15%
Advanced Medical Optics, Inc. *				1,025		5,842
Beckman Coulter, Inc.				1,400		59,122
Covidien Ltd.				900		33,310
Hologic, Inc. *				1,750		25,567
Varian Medical Systems, Inc. *				1,300		51,857
Zimmer Holdings, Inc. *				1,000		37,000
						212,698
PHARMACEUTICALS --		6.06%
Abbott Laboratories				2,500		128,425
Eli Lilly & Co.				3,850		126,549
Endo Pharmaceuticals Holdings Inc. *				1,750		36,995
Johnson & Johnson				5,000		291,350
Merck & Co. Inc.				5,300		139,443
Pfizer Inc.				15,000		241,050
Wyeth				4,400		153,692
						1,117,504

			TOTAL HEALTH CARE --	9.99%		1,841,910

INDUSTRIALS --
AEROSPACE & DEFENSE --		2.29%
Boeing Co. (The)				2,075		85,656
General Dynamics Corp.				1,300		65,234
Goodrich Corp.				1,700		55,216
L-3 Communications Holdings, Inc.				900		59,463
Northrop Grumman Corp.				1,200		48,324
Rockwell Collins, Inc.				1,225		40,597
United Technologies Corp.				1,400		66,822
						421,312
AIR FREIGHT & LOGISTICS --		0.88%
FedEx Corp.				875		60,576
United Parcel Service, Inc. (Class B)				1,775		101,867
						162,443
ELECTRICAL EQUIPMENT --		0.08%
Tyco Electronics Ltd.				900		14,346

INDUSTRIAL CONGLOMERATES --		2.52%
3M Co.				1,925		126,877
General Electric Co.				19,750		319,751
Tyco International Ltd.				900		18,909
						465,537
MACHINERY --		1.14%
Barnes Group Inc.				2,000		24,160
Caterpillar Inc.				1,100		43,263
Danaher Corp.				1,000		53,970
Illinois Tool Works Inc.				1,800		60,246
Ingersoll-Rand Co. Ltd (Class A)				1,900		28,120
						209,759
ROAD & RAIL --		0.39%
Burlington Northern Santa Fe Corp.				950		72,096

TRANSPORTATION --		0.08%
Seaspan Corp.				2,250		14,715

			TOTAL INDUSTRIALS --	7.38%		1,360,208

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --		2.78%
Arris Group Inc. *				6,500		45,565
Cisco Systems, Inc. *				10,225		167,588
Harris Corp.				2,300		79,120
Motorola, Inc.				6,200		25,730
Nokia ADR				6,500		95,030
QUALCOMM Inc.				3,000		100,350
						513,383
COMPUTERS & PERIPHERALS --		3.05%
Apple Inc. *				1,500		142,500
EMC Corp. *				6,000		63,000
Hewlett-Packard Co.				4,500		158,445
International Business Machines Corp.				2,425		198,050
						561,995
ELECTRONIC EQUIPMENT & INSTRUMENTS --		0.49%
Agilent Technologies, Inc. *				2,000		37,380
Thermo Fisher Scientific, Inc. *				1,525		52,811
						90,191
INTERNET SOFTWARE & SERVICES --		0.38%
Akamai Technologies, Inc. *				1,900		22,838
Research in Motion Ltd. *				1,050		46,935
						69,773
IT SERVICES --		0.21%
Global Payments Inc.				1,075		37,905

OFFICE ELECTRONICS --		0.22%
Pitney Bowes Inc.				1,725		41,141

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		1.34%
Intel Corp.				11,000		153,670
Linear Technology Corp.				2,000		40,960
Texas Instruments Inc.				3,400		52,768
						247,398
SOFTWARE --		2.91%
Amdocs Ltd. *				1,550		28,954
Electronic Arts Inc. *				1,500		30,015
Microsoft Corp.				17,000		348,330
Oracle Corp. *				8,000		129,120
						536,419

			TOTAL INFORMATION TECHNOLOGY --	11.38%		2,098,205

MATERIALS --
CHEMICALS --		0.82%
Airgas, Inc.				1,100		38,632
Dow Chemical Co. (The)				1,600		30,272
PPG Industries, Inc.				900		39,501
E. I. du Pont de Nemours and Co.				1,700		41,871
						150,276
METALS & MINING --		0.16%
Nucor Corp.				700		24,430
United States Steel Corp.				200		5,980
						30,410
PAPER & FOREST PRODUCTS --		0.21%
International Paper Co.				2,100		26,397
MeadWestvaco Corp.				1,000		11,610
						38,007

			TOTAL MATERIALS --	1.19%		218,693

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --		3.18%
AT&T Inc.				11,325		321,517
FairPoint Communications, Inc.				102		318
Sprint Nextel Corp.				9,500		23,750
Verizon Communications Inc.				5,450		177,343
Windstream Corp.				7,100		62,338
						585,266
WIRELESS TELECOMMUNICATION SERVICES --		0.38%
American Tower Corp. *				1,250		33,975
Rogers Communications, Inc.				1,300		36,387
						70,362

			TOTAL TELECOMMUNICATION SERVICES --	3.56%		655,628

UTILITIES --
ELECTRIC UTILITIES --		2.27%
Ameren Corp.				3,000		103,500
CenterPoint Energy, Inc.				2,000		24,940
Constellation Energy Group				3,000		73,380
Exelon Corp.				1,400		77,042
FPL Group, Inc.				1,100		53,306
NRG Energy, Inc. *				1,250		28,375
Southern Co.				1,600		57,776
						418,319

			TOTAL UTILITIES --	2.27%		418,319

			TOTAL COMMON STOCK --	69.69%
				(Cost $17,277,845)		12,847,706

				Face
CORPORATE BONDS				Amount

CONSUMER STAPLES --
PERSONAL PRODUCTS --		2.74%
Avon Products, Inc., 7.15%, 11/15/09 (b)				$ 500,000		504,265

			TOTAL CONSUMER STAPLES --	2.74%		504,265

FINANCIALS --
COMMERCIAL BANKS --		3.51%
Royal Bank of Scotland GRP PLC, yankee bond, 6.40%, 04/01/09 (b)				500,000		499,515
Washington Mutual, Inc., 4.20%, 01/15/10				250,000		147,500
						647,015
DIVERSIFIED FINANCIAL SERVICES --		11.54%
Ameriprise Financial, Inc., 5.65%, 11/15/15				500,000		342,319
General Electric Capital Corp., 3.75%, 12/15/09				350,000		346,377
Goldman Sachs Group Inc. (The), 5.30%, 02/14/12				500,000		448,417
JPMorgan Chase & Co., Inc., 6.00%, 01/15/09 (b)				500,000		499,915
Weingarten Realty Investors, 7.35%, 07/20/09 (b)				500,000		491,426
						2,128,454

INSURANCE --		2.84%
Mony Group Inc. (The), 8.35%, 03/15/10				500,000		522,754

			TOTAL FINANCIALS --	17.89%		3,298,223

INDUSTRIALS --
ELECTRICAL EQUIPMENT --		2.55%
Emerson Electric Co., 5.25%, 10/15/18				500,000		470,207

ROAD & RAIL --		2.27%
Vulcan Materials, 6.40%, 11/30/17				500,000		419,081

TRANSPORTATION --		2.00%
Hertz Corp., 7.40%, 03/01/11				455,000		368,550

			TOTAL INDUSTRIALS --	6.82%		1,257,838

			TOTAL CORPORATE BONDS --	27.45%
				(Cost $5,500,866)		5,060,326

U S GOVERNMENT AGENCY SECURITIES --

U S GOVERNMENT AGENCY SECURITIES --		0.13%
Federal Home Loan Mortgage Corp., Pool #284839, 8.50%, 01/01/17				3,281		3,504
Federal National Mortgage Association, Pool #048974, 8.00%, 06/01/17				20,094		21,273
						24,777
			TOTAL US GOVERNMENT AGENCY SECURITIES --	0.13%
				(Cost $23,195)		24,777

MONEY MARKET FUND		0.12%		Shares
SM&R Money Market Fund, 0.91% (a)				22,952		22,952

			TOTAL MONEY MARKET FUND --	0.12%
				(Cost $22,952)		22,952

COMMERCIAL PAPER				Face
				Amount
MATERIALS--
METALS & MINING --		1.90%
Alcoa Inc., 5.65%, 12/01/08				$ 350,000		349,780

			TOTAL UTILITIES --	1.90%		349,780

			TOTAL COMMERCIAL PAPER --	1.90%
				(Cost $349,780)		349,780

			TOTAL INVESTMENTS --	99.29%
				(Cost $23,174,638)		18,305,541

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.71%		131,252

			NET ASSETS --	100.00%		$ 18,436,793

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 26, 2008. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Balanced Fund are affiliated by having the same investment adviser.

(b) Long term obligations that will mature in less than one year.

(c) Non-voting shares

See notes to quarterly schedule of portfolio holdings.

SM&R GOVERNMENT BOND FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2008			(Unaudited)

				Interest/
			Maturity	Stated	Face	Value
CORPORATE BONDS			Date	Rate (%)	Amount

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --		1.55%
MBNA Master Credit Card Trust			02/15/12	7.000	$ 500,000	$ 499,287

			TOTAL FINANCIALS --	1.55%		499,287

MATERIALS --
METALS & MINING --		3.08%
Carpenter Technology Corp.			05/15/13	6.625	1,000,000	987,015

			TOTAL MATERIALS --	3.08%		987,015

			TOTAL CORPORATE BONDS --	4.63%
				(Cost $1,506,639)		1,486,302

U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES --		27.45%
Federal Home Loan Bank (b)			07/17/09	5.375	1,250,000	1,280,699
Federal Home Loan Mortgage Corp.			11/15/13	4.875	1,000,000	1,079,881
Federal National Mortgage Assoc.			02/15/10	3.875	1,100,000	1,125,212
Federal National Mortgage Assoc.			12/15/10	4.750	1,900,000	1,985,166
Federal National Mortgage Assoc.			02/01/11	6.250	1,850,000	1,932,029
Federal National Mortgage Assoc.			03/15/11	5.500	1,300,000	1,386,791
Private Export Funding Corp.			01/15/10	7.200	15,000	15,860
						8,805,638

U S GOVERNMENT SECURITIES --		49.30%
U S Treasury Bond			05/15/16	7.250	800,000	1,024,625
U S Treasury Bond			05/15/17	8.750	2,375,000	3,351,348
U S Treasury Note			08/31/11	4.625	1,500,000	1,640,976
U S Treasury Note			10/31/11	4.625	2,500,000	2,744,727
U S Treasury Note			11/15/12	4.000	2,000,000	2,212,968
U S Treasury Note			05/15/14	4.750	1,319,000	1,509,018
U S Treasury Note			02/15/15	4.000	600,000	661,687
U S Treasury Note			05/15/15	4.125	1,500,000	1,659,609
U S Treasury Note (b)			02/15/09	3.000	1,000,000	1,006,016
						15,810,974

			TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES --	76.75%
				(Cost $23,022,788)		24,616,612

U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --		10.10%
Federal Home Loan Bank			12/01/08	0.300	338,000	337,989
Federal Home Loan Bank			12/09/08	0.350	1,600,000	1,599,813
Federal Home Loan Mortgage Corp.			12/15/08	0.300	1,300,000	1,299,805
						3,237,607
			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	10.10%
				(Cost $3,237,607)		3,237,607

COMMERCIAL PAPER

DIVERSIFIED FINANCIALS --		7.46%
American Honda Finance Corp.			12/05/08	1.50	800,000	799,733
Caterpillar Financial Services			01/05/09	1.20	1,595,000	1,592,926
						2,392,659
HOUSEHOLD DURABLES --		0.71%
Willey RC Home Furnish			12/16/2008	1.05	228,000	227,874

			TOTAL COMMERCIAL PAPER --	8.17%
				(Cost $2,620,533)		2,620,533

					Shares
MONEY MARKET FUND		0.00%
SM&R Money Market Fund, 0.91% (a)					777	777

			TOTAL MONEY MARKET FUND --	0.00%
				(Cost $777)		777

			TOTAL INVESTMENTS --	99.65%
				(Cost $30,388,344)		31,961,831

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.35%		110,808

			NET ASSETS --	100.00%		$ 32,072,639

Notes to Schedule of Investments:
(a) The rate quoted is the annualized seven-day yield of the fund at November 26, 2008. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Government Bond Fund are affiliated by having the same investment adviser.

(b) Long Term obligations that will mature in less than one year.

See notes to quarterly schedule of portfolio holdings.

SM&R TAX FREE FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2008			(Unaudited)

				Interest/
			Maturity	Stated	Face	Value
MUNICIPAL BONDS			Date	Rate (%)	Amount
Rating (a)

	ALABAMA --	1.27%
Baa1/A	Alabama Drinking Water Financing Authority, Revolving Fund Loan - Revenue Bonds, Series A		08/15/16	4.000	$ 180,000	$ 170,669

	CALIFORNIA --	0.15%
A1/A+	California State - General Obligation Bonds Unlimited		06/01/11	5.250	20,000	20,269

	FLORIDA --	6.14%
A3/NR	Miami - Dade County, Florida Expressway Authority Toll System - Revenue Bonds, Prerefunded to 07/01/2010 (b)		07/01/29	6.375	400,000	431,440
A2/A	Miami - Dade County, Florida Solid Waste System - Revenue Bonds		10/01/18	4.750	400,000	390,604
						822,044

	HAWAII --	2.01%
Aa2/AA	Honolulu, Hawaii City & County - General Obligation Bonds Unlimited		07/01/13	5.000	250,000	269,087

	ILLINOIS --	4.53%
Aa3/AA+	Chicago, Illinois Park District - General Obligation Bonds Unlimited, Series C		01/01/16	4.850	230,000	230,527
A1/NR	Rockford, Illinois - General Obligation Bonds Unlimited		12/15/18	4.500	180,000	174,251
Aa3/AA	State of Illinois - General Obligation Bonds Unlimited		03/01/19	5.000	200,000	201,302
						606,080
	INDIANA --	4.32%
WR/AA+	Aurora, Indiana Building Corp. - Revenue Bonds		07/15/13	4.500	405,000	426,522
Baa1/AA	South Bend, Indiana Building Corp. - Revenue Bonds		02/01/13	4.500	150,000	152,259
						578,781

	LOUISIANA --	3.35%
WR/AA	Monroe, Louisiana Sales and Use Tax - Revenue Bonds		07/01/16	4.000	200,000	183,258
Baa1/AA	New Orleans, Louisiana Sewer Service - Revenue Bonds		06/01/18	5.000	300,000	265,878
						449,136

	MISSISSIPPI --	3.96%
NR/A	Greenville Mississippi Public School District - General Obligation Bonds Unlimited		12/15/11	3.250	205,000	207,122
Aa3/AAA	Mississippi Development Bank Special Obligation Clinton Recreational Facilities & Municipal Building - Revenue Bonds		11/01/10	4.500	310,000	322,837
						529,959
	NEW YORK --	7.74%
Aa3/AA	New York City, New York - General Obligation Bonds Unlimited, Series J		08/01/18	5.000	200,000	200,768
Aa1/AAA	New York City, New York - Transitional Financial Authority Revenue Bonds, Unrefunded, Series C		05/01/19	5.000	250,000	256,822
Aa3/AA	New York State Tollway Authority Highway & Bridge - Revenue Bonds, Series B		04/01/10	3.850	200,000	204,650
Aa2/AAA	Triborough Bridge & Tunnel Authority, New York - Revenue Bonds, General Purpose, Prerefunded, Series B to 01/01/2022 (b)		01/01/27	5.200	350,000	374,392
						1,036,632

	NORTH CAROLINA --	1.56%
Aaa/AAA	North Carolina State - General Obligation Bonds Unlimited		03/01/15	4.000	200,000	208,546

	OHIO --	2.39%
Aa2/AA	Ohio State Department of Administrative Services - Certificate Participation		09/01/15	5.250	300,000	320,286

	TEXAS --	30.89%
WR/AA	Aransas County, Texas Correctional Facility Improvements - General Obligation Bonds Limited		02/15/13	3.875	250,000	251,207
A1/A	Austin, Texas Community College District - Revenue Bonds		02/01/10	4.000	100,000	102,058
Aaa/AAA	Austin, Texas Independent School District - General Obligation Bonds Unlimited, Series A		08/01/12	3.750	150,000	154,707
Aa3/AAA	College Station, Texas Utility Systems - Revenue Bonds		02/01/13	4.125	200,000	205,728
Aa3/AAA	College Station, Texas Utility Systems - Revenue Bonds		02/01/14	4.250	65,000	66,691
Aaa/AAA	Dallas, Texas Independent School District - General Obligation Bonds Unlimited (f)		02/15/09	4.200	100,000	100,678
Aa3/AA	El Paso, Texas Public Improvement - General Obligation Bonds Limited		08/15/17	4.000	270,000	262,691
Aa2/AA+	Flower Mound, Texas Refunding and Improvement - General Obligation Bonds Limited, Unrefunded		03/01/17	5.500	10,000	10,024
Aa2/NR	Galveston County, Texas Public Improvements - General Obligation Bonds Unlimited		02/01/10	4.300	25,000	25,631
Aa2/NR	Galveston County, Texas Public Improvements - General Obligation Bonds Limited		02/01/11	4.375	125,000	129,732
A1/AA	Jefferson County, Texas - Public Improvement Certificates of Obligation, Series B		08/01/16	4.125	255,000	252,901
Aa3/AA	League City, Texas Public Improvements - General Obligation Bonds Limited		02/15/13	4.750	100,000	104,020
Aa2/AA	Lubbock County, Texas - General Obligation Bonds Limited		02/15/17	5.500	250,000	277,255
Aa3/AA+	Lubbock, Texas Municipal Drainage Utility - General Obligation Bonds Limited		02/15/14	4.000	250,000	254,665
Aaa/AAA	Mission, Texas Consolidated Independent School District - General Obligation Bonds Unlimited		02/15/18	4.500	200,000	200,034
Aa3/AA	Montgomery County, Texas Public Improvements - General Obligation Bonds Limited		03/01/12	4.000	250,000	256,447
Aa3/AAA	Rockwall, Texas Waterworks & Sewer - General Obligation Bonds Limited		08/01/11	3.700	115,000	118,020
Aaa/AAA	Round Rock, Texas Independent School District Refunding and Improvement - General Obligation Bonds Unlimited, Prerefunded to 08/01/2009 (b)		08/01/11	4.400	100,000	102,230
Aaa/AAA	Round Rock, Texas Independent School District Refunding and Improvement - General Obligation Bonds Unlimited, Unrefunded		08/01/11	4.400	150,000	151,987
A2/AA	San Antonio, Texas River Authority Sewer Refunding and Improvement - Martinez Salatrillo, Revenue Bonds		07/01/12	3.750	100,000	101,089
Aaa/NR	Tarrant County Health Facilities Development Corp. - Health System Revenue Bonds, (Harris Methodist Health System), Series 1994 (c)		09/01/14	6.000	200,000	221,052
Aa1/AA+	Texas A&M University Revenue and Financing System - Revenue Refunding Bonds, Series A		05/15/17	5.000	250,000	260,113
Aaa/AAA	University of Texas Permanent University Fund - Revenue Bonds, Prerefunded, Series A To 07/01/2011 (b)		07/01/13	6.250	45,000	49,623
Aaa/AAA	University of Texas Permanent University Fund - Revenue Bonds, Prerefunded, Series A To 01/01/2013 (b)		07/01/13	6.250	55,000	61,335
Aaa/AAA	University of Texas Permanent University Fund - Revenue Bonds, Prerefunded, Series A To 01/01/2013 (b)		07/01/13	6.250	55,000	62,707
Aa3/AA	Waco, Texas - General Obligation Bonds Limited		02/01/16	4.000	250,000	250,738
NR/AAA	Wylie, Texas Independent School District - General Obligation Bonds Unlimited		08/15/12	4.375	100,000	103,768
						4,137,131

	UTAH --	0.04%
Aa2/AA	Utah State Housing Financial Agency - Single Family Revenue Bonds (d)		07/01/21	6.000	5,000	5,088

	WASHINGTON --	4.95%
Aa3/AA	Seattle, Washington Municipal Light & Power - Revenue Bonds, Series B		06/01/24	5.000	100,000	96,137
Aa1/AA+	State of Washington - General Obligation Bonds Unlimited, Series B		05/01/18	5.500	300,000	315,888
Aa2/NR	Tumwater, Washington Office Building - Revenue Bonds		07/01/15	5.250	240,000	251,467
						663,492

			TOTAL MUNICIPAL BONDS --	73.30%
				(Cost $9,672,872)		9,817,200

U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --		23.96%
Federal Home Loan Bank			12/01/08	0.280	950,000	949,970
Federal Home Loan Bank			01/06/09	0.550	197,000	196,880
Federal Home Loan Bank			01/02/09	0.800	1,000,000	999,200
Federal Home Loan Mortgage Corp. Discount Note			12/15/08	0.250	500,000	499,937
Federal Home Loan Mortgage Corp. Discount Note			12/29/08	0.150	563,000	562,925
						3,208,912

			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	23.96%
				(Cost $3,208,912)		3,208,912

COMMERCIAL PAPER

DIVERSIFIED FINANCIALS --		1.17%
FPL Fuels Inc.			1/6/2009	1.75	157,000	156,695

			TOTAL DIVERSIFIED FINANCIALS --	1.17%		156,695

			TOTAL COMMERCIAL PAPER --	1.17%
				(Cost $156,695)		156,695
					Shares
MONEY MARKET FUND		0.74%
SM&R Money Market Fund, 0.91% (e)					99,708	99,708

			TOTAL MONEY MARKET FUND --	0.74%
				(Cost $99,708)		99,708

			TOTAL INVESTMENTS --	99.17%
				(Cost $13,138,187)		13,282,515

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.83%		110,670

			TOTAL NET ASSETS --	100.00%		$ 13,393,185

Notes to Schedule of Investments:
(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corp. ("S&P"). Ratings are unaudited.

(b) Collateral for these prerefunded bonds are U.S. Government or U.S. Treasury or state or local government securities.

(c) Issuer has defeased these bonds. Collateral for such defeasance is U.S. Government obligations.

(d) Security subject to the alternative minimum tax.

(e) The rate quoted is the annualized seven-day yield of the fund at November 26, 2008. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Government Bond Fund are affiliated by having the same investment adviser.

(f) Long Term obligations that will mature in less than one year.

See notes to quarterly schedule of portfolio holdings.

SM&R PRIMARY FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2008			(Unaudited)

COMMON STOCKS					Shares	Value

INDUSTRIALS --
BUILDING PRODUCTS --		0.01%
Armstrong World Industries, Inc.					110	$ 1,887

			TOTAL INDUSTRIALS --	0.01%		1,887

			TOTAL COMMON STOCK --	0.01%		1,887
				(Cost $0)

				Interest/
			Maturity	Stated	Face
COMMERCIAL PAPER			Date	Rate (%)	Amount

CONSUMER DISCRETIONARY --
MULTILINE RETAIL --		4.88%
Staples, Inc.			12/19/08	5.250	$ 1,214,000	1,210,100

			TOTAL CONSUMER DISCRETIONARY --	4.88%		1,210,100

CONSUMER STAPLES --
BEVERAGES --		4.90%
Starbucks Corp.			01/07/09	3.950	1,221,000	1,215,505

FOOD PRODUCTS --		16.09%
General Mills, Inc.			01/08/09	4.750	1,199,000	1,192,354
H.J. Heinz Co.			01/05/09	5.000	1,013,000	1,007,498
Kellogg Co.			01/06/09	4.200	850,000	846,031
Kraft Foods Inc.			12/02/08	4.250	947,000	946,439
						3,992,322
FOOD & STAPLES RETAILING --		9.32%
CVS Caremark Corp.			12/09/08	5.500	1,105,000	1,102,967
Safeway Inc.			12/10/08	5.200	1,212,000	1,209,717
						2,312,684
HOUSEHOLD PRODUCTS --		4.35%
Clorox Company (The)			12/11/08	4.000	1,081,000	1,079,315

			TOTAL CONSUMER STAPLES --	34.66%		8,599,826

ENERGY --
OIL, GAS & CONSUMABLE FUELS --		4.23%
Sempra Energy			12/22/08	4.500	1,052,000	1,048,709

			TOTAL ENERGY --	4.23%		1,048,709
FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --		4.35%
Volvo Treasury AB			12/29/08	2.450	1,081,000	1,078,646

INSURANCE --		13.30%
Aetna Inc.			12/03/08	5.750	1,000,000	999,037
CIGNA Corp.			12/04/08	6.050	1,092,000	1,090,709
WellPoint Inc.			12/18/08	5.100	1,215,000	1,211,380
						3,301,126

			TOTAL FINANCIALS --	17.65%		4,379,772
INDUSTRIALS --
AIR FREIGHT & LOGISTICS --		4.35%
NetJets Inc.			12/17/08	0.85	1,080,000	1,079,490

COMMERCIAL SERVICES & SUPPLIES --		4.77%
Western Union Co.			12/16/08	5.95	1,187,000	1,183,264

CONSTRUCTION & ENGINEERING --		4.96%
Harsco Corp.			12/12/08	4.00	1,233,000	1,230,941

			TOTAL INDUSTRIALS --	14.08%		3,493,695

MATERIALS --
METALS & MINING --		4.03%
Alcoa Inc.			12/23/08	5.950	1,005,000	1,000,676

			TOTAL MATERIALS --	4.03%		1,000,676
UTILITIES --
GAS UTILITIES --		4.04%
Michigan Consolidated Gas Co.			12/15/08	5.500	1,005,000	1,002,230

ELECTRIC UTILITIES --		11.90%
Duke Energy Corp.			12/01/08	5.700	948,000	947,397
Hawaiian Electric Co., Inc.			12/05/08	5.500	1,010,000	1,008,760
IDACORP, Inc.			12/08/08	5.850	997,000	995,210
						2,951,367

			TOTAL UTILITIES --	15.94%		3,953,597

			TOTAL COMMERCIAL PAPER --	95.47%
				(Cost $23,686,375)		23,686,375

U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT SECURITIES --		4.85%
U S Treasury Bond			02/15/29	5.250	1,000,000	1,202,734

			TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES --	4.85%
				(Cost $897,765)		1,202,734

			TOTAL INVESTMENTS --	100.33%
				(Cost $24,584,140)		24,890,996

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.33)%		(81,470)

			TOTAL NET ASSETS --	100.00%		$ 24,809,526

Notes to Schedule of Investments:

See notes to quarterly schedule of portfolio holdings.

SM&R MONEY MARKET FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2008			(Unaudited)

				Interest/
			Maturity	Stated	Face	Value
COMMERCIAL PAPER			Date	Rate (%)	Amount

CONSUMER DISCRETIONARY --
MEDIA --		1.40%
Walt Disney Co. (The)			01/07/09	1.100	$ 1,209,000	$ 1,207,632

MULITLINE RETAIL --		5.64%
Target Corp.			12/01/08	2.150	4,875,000	4,875,000

				TOTAL CONSUMER DISCRETIONARY --	7.04%	6,082,632
FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --		17.04%
American Honda Finance Corp.			12/16/08	1.750	4,050,000	4,047,044
Caterpillar Financial Services Corp.			12/03/08	1.800	419,000	418,958
Caterpillar Financial Services Corp.			12/03/08	2.000	1,514,000	1,513,831
Caterpillar Financial Services Corp.			12/15/08	0.900	1,270,000	1,269,555
FPL Fuels Inc.			12/08/08	1.000	2,000,000	1,999,611
FPL Fuels Inc.			01/05/09	1.700	2,000,000	1,996,693
Paccar Financial Corp.			12/08/08	0.650	3,477,000	3,476,560
						14,722,252
INSURANCE --		6.76%
ING America Insurance Holdings			12/10/2008	2.800	2,849,000	2,847,001
Metlife Fund			12/18/2008	1.150	2,999,000	2,997,371
						5,844,372

				TOTAL FINANCIALS --	23.80%	20,566,624
FOREIGN GOVERNMENTS --		4.86%
Canada - Government			12/5/2008	0.500	4,200,000	4,199,767

				TOTAL FOREIGN GOVERNMENTS --	4.86%	4,199,767
HEALTH CARE --
PHARMACEUTICALS --		4.13%
Merck & Co. Inc.			12/3/2008	2.050	3,572,000	3,571,592

				TOTAL HEALTHCARE --	4.13%	3,571,592
INDUSTRIALS --
INDUSTRIAL CONGLOMERATES --		3.93%
Illinois Tool Works Inc.			12/2/2008	2.00	3,398,000	3,397,811

				TOTAL INDUSTRIALS --	3.93%	3,397,811
MATERIALS --
CHEMICALS --		4.07%
PraxAir, Inc.			12/9/2008	0.650	3,521,000	3,520,491

				TOTAL MATERIALS --	4.07%	3,520,491
UTILITIES --
ELECTRIC UTILITIES --		4.47%
NSTAR Electric Co.			01/05/09	2.000	3,873,000	3,865,456

GAS UTILITIES --		4.17%
New Jersey Natural Gas Co.			12/12/2008	1.000	1,634,000	1,633,500
New Jersey Natural Gas Co.			12/12/2008	1.000	1,967,000	1,966,399
						3,599,899

				TOTAL UTILITIES --	8.64%	7,465,355

				TOTAL COMMERCIAL PAPER --	56.47%
					(Cost $48,804,272)	48,804,272

U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --		43.67%
Federal Agricultural Mortgage Corp.			01/07/09	2.150	5,980,000	5,966,759
Federal Agricultural Mortgage Corp.			01/08/09	2.150	4,086,000	4,076,709
Federal Home Loan Bank			12/05/08	0.100	3,278,000	3,277,964
Federal Home Loan Bank			12/19/08	0.200	2,706,000	2,705,729
Federal Home Loan Bank			01/02/09	2.200	5,322,000	5,311,564
Federal Home Loan Bank			01/06/09	0.800	10,380,000	10,371,694
Federal Home Loan Bank			01/29/09	1.150	4,616,000	4,607,292
Federal Home Loan Bank			02/02/09	0.750	1,426,000	1,424,127
						37,741,838

				TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	43.67%
					(Cost $37,741,838)	37,741,838

				TOTAL INVESTMENTS --	100.14%
					(Cost $86,546,110)	86,546,110

				LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.14)%	(117,965)

				TOTAL NET ASSETS --	100.00%	$ 86,428,145
Notes to Schedule of Investments:

See notes to quarterly schedule of portfolio holdings.

SM&R INVESTMENTS, INC.
NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2008
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

SM&R Investments, Inc. (the "Company"), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Company is comprised of the SM&R Growth Fund ("Growth Fund"), SM&R Equity Income Fund ("Equity Income Fund"), SM&R Balanced Fund ("Balanced Fund"), SM&R Government Bond Fund ("Government Bond Fund"), SM&R Tax Free Fund ("Tax Free Fund"), SM&R Primary Fund ("Primary Fund") and SM&R Money Market Fund ("Money Market Fund"). The Government Bond Fund, Tax Free Fund, Primary Fund and Money Market Fund are collectively referred to as the "Fixed Income Funds", while the Growth Fund, Equity Income Fund and Balanced Fund are referred to as the "Equity Funds".

Security Valuation:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to value. Investments in the affiliated money market fund are valued at the net asset value per share.

Security Transactions and Related Investment Income:

The Company records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Company's understanding of the applicable country's tax rules and rates.

NOTE 2 - INVESTMENTS INTO AFFILIATED MONEY MARKET FUND

The Company has received an exemptive order issued by the Securities and Exchange Commission ("SEC") allowing the Company to sweep uninvested cash into the SM&R Money Market Fund. The SM&R Money Market Fund is one of the eleven funds included in the Company and is therefore considered to be affiliated. The transactions in investments in the affiliated money market fund for the three months ended November 30, 2008 were:

Purchases						$ 8,787,125
Sales						$ 8,781,433

NOTE 3 - COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Aggregate purchases and sales of investments in securities for the three months ended November 30, 2008, other than commercial paper, were as follows:

					Purchases	Sales
Growth Fund					$ 1,785,530	$ 3,794,022
Equity Income Fund					$ 1,510,048	$ 2,960,918
Balanced Fund					$ 1,436,691	$ 696,825
Government Bond Fund					$ -	$ 8,750
Tax Free Fund					$ -	$ -
Primary Fund					$ -	$ -

Gross unrealized appreciation and depreciation as of November 30, 2008, based on the cost for federal income tax purposes is as follows:

						Net Appreciation
			Cost	Appreciation	Depreciation	(Depreciation)
Growth Fund			$ 78,158,323	$ 5,448,289	$ (25,830,864)	$ (20,382,575)
Equity Income Fund			$ 72,782,767	$ 6,634,499	$ (23,771,385)	$ (17,136,886)
Balanced Fund			$ 23,174,638	$ 1,115,938	$ (5,985,035)	$ (4,869,097)
Government Bond Fund			$ 30,388,344	$ 1,605,297	$ (31,810)	$ 1,573,487
Tax Free Fund			$ 13,138,187	$ 225,306	$ (80,978)	$ 144,328
Primary Fund			$ 24,584,140	$ 306,881	$ (25)	$ 306,856

NOTE 4 - FAS 157 DISCLOSURE

FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP) and expands disclosures about fair value measurement. FAS 157 requires funds to classify their assets based on valuation method, using three levels. Level 1 securities are valued based on quoted prices in active markets that are unadjusted. Level 2 securities are valued based on external market ("significant observable") inputs, such as quoted prices for similar assets in active markets, quoted prices for identical or similar assets in non-active markets, or inputs derived from or corroborated by observable market data by correlation or other means. They reflect assumptions market participants would use in pricing based on market data obtained from independent sources. Level 3 securities are valued based on internal ("significant unobservable") inputs that are based on the funds own assumptions that market participants would use based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables present the valuation levels of the funds' securities as of November 30, 2008:

SM&R Growth Fund:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 56,448,339
Level 2 - Significant Observable Inputs			1,327,409
Level 3 - Significant Unobservable Inputs			-
Total			$ 57,775,748

SM&R Equity Income Fund:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 54,885,707
Level 2 - Significant Observable Inputs			760,174
Level 3 - Significant Unobservable Inputs			-
			$ 55,645,881
Total

SM&R Balanced Fund:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 12,847,707
Level 2 - Significant Observable Inputs			5,457,834
Level 3 - Significant Unobservable Inputs			-
Total			$ 18,305,541

SM&R Government Bond Fund:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ -
Level 2 - Significant Observable Inputs			31,961,831
Level 3 - Significant Unobservable Inputs			-
Total			$ 31,961,831

SM&R Tax Free Fund:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ -
Level 2 - Significant Observable Inputs			13,282,515
Level 3 - Significant Unobservable Inputs			-
Total			$ 13,282,515

SM&R Primary Fund:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 1,887
Level 2 - Significant Observable Inputs			24,889,109
Level 3 - Significant Unobservable Inputs			-
Total			$ 24,890,996

SM&R Money Market Fund:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ -
Level 2 - Significant Observable Inputs			86,546,110
Level 3 - Significant Unobservable Inputs			-
Total			$ 86,546,110

Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Registrant's disclosure controls and procedures were sufficient to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.